Fair value disclosure of financial assets and liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	September 30, 2012 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	6	6	6	—
Unrealized losses on derivatives	(791)	(791)	—	(791)
Debentures	(1,717)	(1,717)	—	(1,717)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	—
Unrealized losses on derivatives	(81)	(81)	—	(81)
Debentures	(1,336)	(1,336)	—	(1,336)

Estimated fair value measurement

	September 30, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(28,057)	(30,417)	(23,374)	(7,043)
Perpetual Notes (b)	(83)	(83)	—	(83)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes (b)	(80)	(80)	—	(80)

(a) Less accrued charges of US$ 367 and US$ 333 as of September 30, 2012 and December 31, 2011, respectively.

(b) Classified on “LT Loans and related parties” (Non-current liabilities).